Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Summary of Intangible Assets
	Goodwill £m	Customer relationships and brands £m	Telecoms licences and other £m	Internally developed software £m	Purchased software £m	Total £m

Cost
At 1 April 2016	7,907	3,401	2,930	4,073	1,610	19,921
Acquisitions	5	–	–	–	–	5
Additions	–	–	–	483	138	621
Disposals and adjustments[a]	(23)	–	–	(131)	2	(152)
Transfers	–	–	–	(66)	62	(4)
Exchange differences	145	21	15	4	41	226
At 31 March 2017	8,034	3,422	2,945	4,363	1,853	20,617
Additions	–	–	–	517	125	642
Acquisitions	14	–	3	–	–	17
Disposals and adjustments[a]	(3)	–	(3)	(55)	(413)	(474)
Exchange differences	(100)	(12)	6	(3)	9	(100)
At 31 March 2018	7,945	3,410	2,951	4,822	1,574	20,702
Accumulated amortisation
At 1 April 2016	–	418	131	2,747	1,175	4,471
Charge for the year[b]	–	383	140	556	101	1,180
Disposals and adjustments[a]	–	–	–	(114)	(7)	(121)
Exchange differences	–	12	9	4	33	58
At 31 March 2017	–	813	280	3,193	1,302	5,588
Charge for the year[b]	–	379	141	525	78	1,123
Disposals and adjustments[a]	–	–	(3)	(36)	(426)	(465)
Exchange differences	–	(1)	3	(2)	9	9
At 31 March 2018	–	1,191	421	3,680	963	6,255

Carrying amount
At 31 March 2018	7,945	2,219	2,530	1,142	611	14,447
At 31 March 2017	8,034	2,609	2,665	1,170	551	15,029

[a]

Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £0.4bn (2016/17: £nil).

[b]	Includes a £nil (2016/17: £62m) specific item amortisation charge relating to the write-off of internally developed software as we integrate the EE and BT IT infrastructure.

Summary of Goodwill Allocated to Cash Generating Units

These CGUs represent the smallest identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets, and to which goodwill is allocated. From 1 April 2016, we re-organised our customer-facing units resulting in the change of the CGUs that have associated goodwill. We allocated goodwill to BT Consumer, EE, Business and Public Sector, Global Services and Wholesale and Ventures. Previously no goodwill was allocated to Wholesale and Ventures. In addition to goodwill being allocated to this CGU for the first time, there were changes to the amount allocated to the other CGUs as a result of the re-organisation. Goodwill is allocated to these CGUs as follows:

Cost	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Total £m

At 1 April 2016	1,183	4,917	662	1,145	–	7,907
Re-organisation	–	(2,149)	1,921	(709)	937	–
Exchange differences	–	–	10	135	–	145
Acquisitions and disposals	–	–	(23)	–	5	(18)
At 31 March 2017	1,183	2,768	2,570	571	942	8,034
Exchange differences	–	–	(8)	(92)	–	(100)
Acquisitions and disposals	–	–	–	11	–	11
At 31 March 2018	1,183	2,768	2,562	490	942	7,945